Related Party Transactions (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Deposits from related parties	$ 6,155,000	$ 5,070,000
Executive Officers And Directors And Their Affiliates [Member]
Related Party Transaction [Line Items]
Loans and leases receivable, related parties	750,000	1,381,000
Total principal additions on loan	252,000	931,000	67,000
Total principal payments on loan	883,000	317,000	444,000
Related party, unfunded commitments	$ 390,000	$ 131,000